As filed with the Securities and Exchange Commission on April 6, 2015
File Nos. 333-194995/811-22954

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒

Amendment No. 5	☒

HIMCO VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

One Hartford Plaza, Hartford, Connecticut 06155
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (860) 297-6700

Brenda J. Page

Hartford Investment Management Company
One Hartford Plaza
Hartford, Connecticut 06155
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485

☒                                  on April 14, 2015 pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on (Date) pursuant to paragraph (a)(1) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                                    on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement of HIMCO Variable Insurance Trust (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectuses (Part A), Combined Statement of Additional Information (Part B) and Other Information (Part C) relating to HIMCO VIT Conservative Allocation Fund, HIMCO VIT Emerging Markets Equity Fund, HIMCO VIT Global Core Equity Fund, HIMCO VIT Government Bond Fund, HIMCO VIT High Yield Bond Fund, HIMCO VIT International Core Equity Fund, HIMCO VIT International Value Equity Fund, HIMCO VIT Large Cap Core Fund, HIMCO VIT Large Cap Growth Fund, HIMCO VIT Large Cap Value Fund, HIMCO VIT Moderate Allocation Fund, HIMCO VIT Small & Mid Cap Core Fund, HIMCO VIT Strategic Income Bond Fund, and HIMCO VIT Total Return Bond Fund (collectively, the “Funds”), contained in Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission on January 22, 2015. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 3 with respect to the Funds to April 14, 2015.

The Registrant’s updated Prospectuses, Combined Statement of Additional Information and Other Information with respect to the Funds will be filed pursuant to Rule 485(b) on or before April 14, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HIMCO Variable Insurance Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 6th of April, 2015.

HIMCO VARIABLE INSURANCE TRUST

By:	/s/ Matthew Poznar
Matthew Poznar
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Poznar	President (Chief Executive Officer)	April 6, 2015
Matthew Poznar

/s/ Peter Sannizzaro	Treasurer (Chief Financial Officer)	April 6, 2015
Peter Sannizzaro

*	Trustee	April 6, 2015
Paul Braverman

*	Trustee	April 6, 2015
Brion Johnson

*	Trustee	April 6, 2015
Mark Osterheld

*	Trustee	April 6, 2015
Hugh Whelan

*	Trustee	April 6, 2015
Vanessa Wilson

/s/ Laura Kealey
* By Laura Kealey		April 6, 2015
Attorney-in-fact

* Pursuant to Power of Attorney dated January 20, 2015 (filed herewith).

HIMCO Variable Insurance Trust

POWER OF ATTORNEY

January 20, 2015

Paul Braverman	Brion S. Johnson
Mark Osterheld	Vanessa Wilson
Hugh Whelan

do hereby constitute and appoint as their attorneys in fact Brenda Page and Laura Kealey to sign on their behalf any and all documents relating to HIMCO Variable Insurance Trust (the “Trust”) to be filed with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), including, but not limited to, (i) any Registration Statements on Form N-1A and any other applicable registration statement form under the 1940 Act and/or the 1933 Act, and any and all pre- and post-effective amendments to such registration statements, and to file the same, with all exhibits thereto, (ii) any application, notice or other filings with the SEC, and (iii) any and all other documents and papers in connection thereunder with the SEC deemed necessary or advisable to enable the Trust to comply with the 1933 Act, the 1940 Act, the rules, regulations and requirements of the SEC, and the securities or blue sky laws of any state or other jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite or necessary to be done in connection therewith as fully to all intents and purposes, as I might or could do in person, with full power of substitution and revocation; and I do hereby ratify and confirm that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue of this power of attorney.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney to be effective as of the date first written above.

/s/ Paul Braverman	/s/ Brion S. Johnson
Paul Braverman	Brion S. Johnson

/s/ Mark Osterheld	/s/ Vanessa Wilson
Mark Osterheld	Vanessa Wilson

/s/ Hugh Whelan
Hugh Whelan